Summary of Significant Accounting Policies (Tables)	12 Months Ended
May 31, 2017
Summary of Significant Accounting Policies [Abstract]
Schedule of liabilities measured at fair value on a recurring basis

May 31, 2017:

Description	Level 1	Level 2	Level 3	Total Gains and (Losses)
Derivative	$-	$-	$449,975	$(319,318)

May 31, 2016:

Description	Level 1	Level 2	Level 3	Total Gains and (Losses)
Derivative	$-	$-	$351,041	$128,333